Investments In and Advances To Affiliates	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The following table summarizes the relevant effective equity ownership interest and carrying values for the Company's investments accounted for under the equity method as of December 31, 2010 and 2009.

		December 31,
Affiliate	Country	2010	2009	2010	2009

		Carrying Value		Ownership Interest %
		(in millions)
AES Solar Energy Ltd.	United States	$256	$224	50%	50%
AES Solar Power Ltd.	United States	8	-	50%	-%
Barry(1)	United Kingdom	-	-	100%	100%
Cartagena	Spain	N/A	-	N/A	71%
CEMIG(2)	Brazil	22	-	72%	10%
Chigen affiliates	China	146	182	25%	27%
China Wind	China	69	52	49%	49%
Elsta	Netherlands	202	204	50%	50%
Guacolda	Chile	149	131	35%	35%
IC Ictas Energy Group	Turkey	151	104	51%	51%
InnoVent(1)	France	31	30	40%	40%
JHRH	China	39	-	35%	-%
OPGC	India	224	208	49%	49%
Trinidad Generation Unlimited(1)	Trinidad	20	16	10%	10%
Other affiliates		3	6	-%	-%
Total investments in and advances to affiliates		$1,320	$1,157

(1)       Represent VIEs in which we hold a variable interest, but are not the primary beneficiary.

(2)       The Company sold its interest in CEMIG during the year ended December 31, 2010; and retains its equity ownership in Cayman Energy Traders (“CET”). See additional discussion of the sale below.

AES Solar Energy Ltd.—In March 2008, the Company formed AES Solar Energy Ltd. (“AES Solar”), a joint venture with Riverstone Holdings LLC (“Riverstone”). AES Solar develops land-based solar photovoltaic panels that capture sunlight to convert into electricity that feed directly into power grids. AES Solar is accounted for under the equity method of accounting based on the Company's 50% ownership and significant influence, but not control over the joint venture. Under the terms of the agreement, the Company and Riverstone may each provide up to $500 million of capital over the next five years. As of December 31, 2010, AES had invested approximately $312 million in the joint venture.

AES Solar Power Ltd.—In March 2010, the Company formed AES Solar Power Ltd. (“AES Solar Power”), a joint venture with Riverstone. AES Solar Power develops solar photovoltaic projects in the United States. AES Solar Power is accounted for under the equity method of accounting based on the Company's 50% ownership and significant influence, but not control over the joint venture. Under the terms of the agreement, the Company and Riverstone may each provide up to $100 million of capital over the next five years. As of December 31, 2010, AES had invested approximately $11 million in the joint venture.

AES Barry Ltd.—The Company holds a 100% ownership interest in AES Barry Ltd. (“Barry”), a dormant entity in the United Kingdom that disposed of its generation and other operating assets. As a result of a debt agreement, no material financial or operating decisions can be made without the banks' consent, and the Company does not control Barry. As of December 31, 2010 and 2009, other long-term liabilities included $53 million and $54 million, respectively, related to this debt agreement.

Cartagena Energia—The Company owns 71% of Cartagena Energia (“Cartagena”), a 1,199 MW power plant in Cartagena, Spain completed in November 2007. The Company's initial investment in Cartagena was approximately $29 million. As a result of the accounting guidance issued in 2009 regarding VIEs, the Company consolidated Cartagena effective January 1, 2010. Cartagena is no longer accounted for under the equity method of accounting. For further discussion, see Note 1—General and Summary of Significant Accounting Policies.

CEMIG— During the second quarter of 2010, the Company, through its Brazilian subsidiary, Southern Electric Brasil Participações Ltda. (“SEB”), transferred its shares of Companhia Energética de Minas Gerais (“CEMIG”), an integrated utility in Minas Gerais, Brazil, to Andrade Gutierrez Concessões S.A. and an affiliated company (jointly referred to as, “AG”). AG also assumed SEB's debt with Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”) in the amount of approximately $1.4 billion (the “BNDES Loan”) including all unpaid interest and penalties. In exchange, SEB received $25 million and obtained a full release from any claims of BNDES and originating from the BNDES Loan. See Note 12—Contingencies, for additional information regarding these claims and proceedings.

Prior to the transfer of shares, the Company, through SEB, a VIE, had a 14.8% voting interest in CEMIG. The Company holds its interest in SEB through its equity ownership in Cayman Energy Traders (“CET”), a holding company whose sole activity is its investment in SEB. Although our interest in CEMIG was below 20%, AES had significant influence over the operational and financial policies of CEMIG through representation on the board of directors of CEMIG. In 2002, the Company determined there was an other-than-temporary impairment of its investment in CEMIG and wrote it down to fair market value, $155 million. Additionally, AES established a valuation allowance against a deferred tax asset related to its investment in CEMIG. The total amount of these charges, net of tax, was $587 million. As a result, the Company's investment in CEMIG was a $484 million net liability at December 31, 2009 and was included in “Other long-term liabilities” on the Consolidated Balance Sheet. The Company discontinued the application of the equity method in accordance with its accounting policy regarding equity method investments.

The consummation of the share purchase and sale agreement along with AG's assumption of the BNDES Loan in June 2010 resulted in the reversal of the Company's net long-term liability along with the associated cumulative translation adjustment, resulting in the recognition of a $115 million pre-tax gain reflected in “Net equity in earnings of affiliates” on the Consolidated Statement of Operations for the year ended December 31, 2010. Additionally, $70 million of net tax expense resulting from the CEMIG sale transaction was recorded as “income tax expense,” rather than equity earnings, since the expense is attributable to a consolidated corporate level partner in the CEMIG investment.

The Company retains its ownership in CET.

China Wind—In May 2007, the Company entered into a joint venture with Guohua Energy Investment Co. Ltd. (“Guohua”) for a 49% interest in Guohua AES (Huanghua) Wind Power Co., Ltd. (“AES Huanghua”) that is primarily engaged to develop, construct, own and operate wind projects in Huanghua. Huanghua I went live in the third quarter of 2009 and Huanghua II went live in April 2010. In the second and third quarters of 2008, the Company acquired a 49% interest in Guohua AES (“Hulunbeier”) Wind Power Co., Ltd. and entered into joint venture agreements with Guohua for 49% interest in Guohua AES (“Xinba'erhu”) Wind Power Co., Ltd. (“Dong Qi”) which went live in June 2010 and Guohua AES (“Chenba'erhu”) Wind Power Co., Ltd. (“Chen Qi”) which is expected to go live in 2011. The Company invested approximately $12 million in the aforementioned projects in 2010, bringing the cumulative investment to $62 million.

Jianghe Rural Electrification Development Co., LTD (“JHRH”)— On June 3, 2010, the Company entered into an agreement to acquire a 35% ownership in this joint venture which operates seven hydro plants in China. The agreement entitled the Company to acquire up to a 49% interest. The purchase of an additional 14% ownership is expected to be completed by May 2011.

Trinidad Generation Unlimited—In 2007, the Company began pursuing a development project to construct and operate a 720 MW combined cycle power plant in Trinidad through its wholly owned subsidiary, Trinidad Generation Unlimited (“TGU”). In July 2008, a shareholder agreement was executed establishing the Company's ownership interest in TGU at 60% with the remaining 40% interest held by the Government of Trinidad and Tobago. Although the Company's ownership in TGU was reduced to 10% in 2009, the Company continues to account for its investment in Trinidad as an equity method investment because AES continues to exercise significant influence through the supermajority vote requirement for any significant future project development activities.

Summarized Financial Information

The following tables summarize financial information of the Company's 50%-or-less owned affiliates and majority-owned unconsolidated subsidiaries that are accounted for using the equity method.

	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries

Years ended December 31,	2010	2009	2008	2010	2009	2008

	(in millions)			(in millions)
Revenue	$1,341	$1,229	$1,180	$20	$158	$170
Gross margin	207	240	274	18	71	61
Net income (loss)	100	110	83	7	(5)	(4)

December 31,	2010	2009		2010	2009

	(in millions)			(in millions)
Current assets	$948	$882		$114	$142
Noncurrent assets	4,131	3,543		646	1,140
Current liabilities	687	528		144	153
Noncurrent liabilities	1,597	1,406		242	1,055
Noncontrolling interests	(206)	(191)		125	(24)
Stockholders' equity	3,001	2,682		249	98

At December 31, 2010, retained earnings included $168 million related to the undistributed earnings of the Company's 50%-or-less owned affiliates. Distributions received from these affiliates were $49 million, $35 million and $50 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Item 1 of this Form 8-K for additional information on these affiliates.